Financial Assets and Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Financial Assets and Liabilities

9. Financial Assets and Liabilities

At June 30, 2015 and  December 31, 2014, substantially all of Company's financial assets and liabilities, except for the senior secured credit facility and certain exchange memberships, were carried at fair value based on published market prices and are marked to market daily or were short-term in nature and were carried at amounts that approximate fair value. The Company determined that the carrying value of the Company's senior secured credit facility approximates fair value as of June 30, 2015 and December 31, 2014 based on the quoted over-the-counter market prices provided by the issuer of the senior secured credit facility, which was categorized as Level 2.

The fair value of equities, U.S. government obligations and exchange traded notes is estimated using recently executed transactions and market price quotations in active markets and are categorized as Level 1 with the exception of inactively traded equities which are categorized as Level 2. Fair value of the Company's derivative contracts is based on the indicative prices obtained from the banks that are counterparties to these contracts, as well as management's own analyses. The indicative prices have been independently validated through the Company's risk management systems, which are designed to check prices with information independently obtained from exchanges and venues where such financial instruments are listed or to compare prices of similar instruments with similar maturities for listed financial futures in foreign exchange. At June 30, 2015 and December 31, 2014, the Company's derivative contracts and non-U.S. government obligations have been categorized as Level 2.

Transfers in or out of levels are recognized based on the beginning fair value of the period in which they occurred. There were no transfers of financial instruments between levels during the six months ended June 30, 2015 and 2014.

Fair value measurements for those items measured on a recurring basis are summarized below as of June 30, 2015:

	June 30, 2015
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable	Counter-
	Identical Assets	Inputs	Inputs	Party	Total Fair
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Netting	Value
Assets
Financial instruments owned, at fair value:
Equity securities	$1,562,612	$35,360	$—	$—	$1,597,972
U.S. and Non-U.S. government obligations	5,172	9,264	—	—	14,436
Exchange traded notes	45,064	—	—	—	45,064
Interest rate swaps	—	424	—	—	424
Currency forwards	—	361,506	—	(361,506)	—
Options	—	190	—	—	190
	$1,612,848	$406,744	$—	$(361,506)	$1,658,086
Financial instruments owned, pledged as collateral:
Equity securities	$376,583	$—	$—	$—	$376,583
Exchange traded notes	22,723	—	—	—	22,723
	$399,306	$—	$—	$—	$399,306
Other Assets
Exchange stock	$9,162	$—	$—	$—	$9,162
	$9,162	$—	$—	$—	$9,162
Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equity securities	$1,668,114	$1,499	$—	$—	$1,669,613
U.S. and Non-U.S. government obligations	34,033	—	—	—	34,033
Exchange traded notes	68,970	—	—	—	68,970
Interest rate swaps	—	434	—	—	434
Currency forwards	—	373,870	—	(361,506)	12,364
Options	—	214	—	—	214
	$1,771,117	$376,017	$—	$(361,506)	$1,785,628

Fair value measurements for those items measured on a recurring basis are summarized below as of December 31, 2014:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable	Counter-
	Assets	Inputs	Inputs	Party	Total Fair
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Netting	Value
Assets
Financial instruments owned, at fair value:
Equity securities	$1,216,532	$17,166	$—	$—	$1,233,698
U.S. and non-U.S. government obligations	—	8,222	—	—	8,222
Exchange traded notes	65,684	—	—	—	65,684
Currency forwards	—	1,629,637	—	(1,629,629)	8
Options	—	321	—	—	321
	$1,282,216	$1,655,346	$—	$(1,629,629)	$1,307,933
Financial instruments owned, pledged as collateral:
Equity securities	$219,159	$—	$—	$—	$219,159
Exchange traded notes	17,216	—	—	—	17,216
	$236,375	$—	$—	$—	$236,375
Other Assets
Exchange stock	$8,205	$—	$—	$—	$8,205
	$8,205	$—	$—	$—	$8,205
Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equity securities	$859,836	$47,896	$—	$—	$907,732
U.S. and non-U.S. government obligations	21,107	—	—	—	21,107
Exchange traded notes	92,513	—	—	—	92,513
Currency forwards	—	1,645,820	—	(1,629,629)	16,191
Options	—	79	—	—	79
Interest rate swaps	—	12	—	—	12
	$973,456	$1,693,807	$—	$(1,629,629)	$1,037,634

The Company does not net securities borrowed and securities loaned, or securities purchased under agreements to resell and securities sold under agreements to repurchase. These financial instruments are presented on a gross basis in the condensed consolidated statements of financial condition. In the tables below, the amounts of financial instruments owned that are not offset in the condensed consolidated statements of financial condition, but could be netted against financial liabilities with specific counterparties under legally enforceable master netting agreements in the event of default, are presented to provide financial statement readers with the Company’s estimate of its net exposure to counterparties for these financial instruments.

The following tables set forth the netting of certain financial assets and financial liabilities as of June 30, 2015 and December 31, 2014, pursuant to the requirements of ASU 2011-11 and ASU 2013-01.

	June 30, 2015
			Net Amounts of	Gross Amounts Not
		Gross Amounts	Assets	Offset In the
		Offset in the	Presented in the	Condensed Consolidated
	Gross	Condensed	Condensed	Statement of
	Amounts of	Consolidated	Consolidated	Financial Condition
	Recognized	Statement of	Statement of	Financial	Cash Collateral	Net
(in thousands)	Assets	Financial Condition	Financial Condition	Instruments	Received	Amount
Offsetting of Financial Assets:
Securities borrowed	$667,970	$—	$667,970	$(660,393)	$—	$7,577
Securities purchased under agreements to resell	31,050	—	31,050	(31,050)	—	—
Trading assets, at fair value:
Currency forwards	361,506	(361,506)	—	—	—	—
Options	190	—	190	(180)	—	10
Interest rate swaps	424	—	424	(424)	—	—
Total	$1,061,140	$(361,506)	$699,634	$(692,047)	$—	$7,587

			Net Amounts of	Gross Amounts Not
		Gross Amounts	Liabilities	Offset In the
		Offset in the	Presented in the	Condensed Consolidated
	Gross	Condensed	Condensed	Statement of
	Amounts of	Consolidated	Consolidated	Financial Condition
	Recognized	Statement of	Statement of	Financial	Cash Collateral	Net
(in thousands)	Liabilities	Financial Condition	Financial Condition	Instruments	Pledged	Amount
Offsetting of Financial Liabilities:
Securities loaned	$876,782	$—	$876,782	$(874,615)	$(757)	$1,410
Securities sold under agreements to repurchase	246	—	246	(246)	—	—
Trading liabilities, at fair value:
Currency forwards	373,870	(361,506)	12,364	—	(12,364)	—
Options	214	—	214	(214)	—	—
Interest rate swaps	434	—	434	(424)	(10)	—
Total	$1,251,546	$(361,506)	$890,040	$(875,499)	$(13,131)	$1,410

	December 31, 2014
				Gross Amounts Not
			Net Amounts of	Offset in the
		Gross Amounts	Assets	Condensed Consolidated
		Offset in the	Presented in the	Statement of
	Gross	Condensed	Condensed	Financial Condition
	Amounts of	Consolidated	Consolidated		Cash
	Recognized	Statement of	Statement of	Financial	Cash Collateral	Net
(in thousands)	Assets	Financial Condition	Financial Condition	Instruments	Received	Amount
Offsetting of Financial Assets:
Securities borrowed	$484,934	$—	$484,934	$(477,559)	$—	$7,375
Securities purchased under agreements to resell	31,463	—	31,463	(31,463)	—	—
Trading assets, at fair value:
Currency forwards	1,629,637	(1,629,629)	8	—	—	8
Options	321	—	321	(76)	—	245
Total	$2,146,355	$(1,629,629)	$516,726	$(509,098)	$—	$7,628

			Net Amounts of	Gross Amounts Not
		Gross Amounts	Liabilities	Offset In the
		Offset in the	Presented in the	Condensed Consolidated
	Gross	Condensed	Condensed	Statement of
	Amounts of	Consolidated	Consolidated	Financial Condition
	Recognized	Statement of	Statement of	Financial	Cash Collateral	Net
(in thousands)	Liabilities	Financial Condition	Financial Condition	Instruments	Pledged	Amount
Offsetting of Financial Liabilities:
Securities loaned	$497,862	—	$497,862	$(490,768)	$(2,812)	$4,282
Securities sold under agreements to repurchase	2,006	—	2,006	(2,006)	—	—
Trading liabilities, at fair value:
Currency forwards	1,645,820	(1,629,629)	16,191	—	(16,191)	—
Options	79	—	79	(79)	—	—
Interest rate swaps	12	—	12	—	(12)	—
Total	$2,145,779	$(1,629,629)	$516,150	$(492,853)	$(19,015)	$4,282

Excluded from the fair value and offsetting tables above is net variation margin on long and short futures contracts in the amounts of $90.2 million and $46.4 million, which are included within receivables from broker-dealers and clearing organizations as of June 30, 2015 and December 31, 2014, respectively, and $89.8 million and $(3.6) million, which are included within payables to broker-dealers and clearing organizations as of June 30, 2015 and December 31, 2014, respectively.

Virtu Financial, LLC and subsidiaries
Financial Assets and Liabilities

9. Financial Assets and Liabilities

At December 31, 2014 and 2013, substantially all of the Company’s financial assets and liabilities, except for the senior secured credit facility and certain exchange memberships, were carried at fair value based on published market prices and are marked to market daily or were short‑term in nature and were carried at amounts that approximate fair value. The Company determined that the carrying value of the Company’s senior secured credit facility approximates fair value as of December 31, 2014 and 2013 based on the quoted over‑the‑counter market prices provided by the issuer of the senior secured credit facility, which was categorized as Level 2.

The fair value of equities, U.S. government obligations and exchange traded notes is estimated using recently executed transactions and market price quotations in active markets and are categorized as Level 1 with the exception of inactively traded equities which are categorized as Level 2. Fair value of the Company’s derivative contracts is based on the indicative prices obtained from the banks that are counterparties to these contracts, as well as management’s own analyses. The indicative prices have been independently validated through the Company’s risk management systems, which are designed to check prices with information independently obtained from exchanges and venues where such financial instruments are listed or to compare prices of similar instruments with similar maturities for listed financial futures in foreign exchange. At December 31, 2014 and 2013, the Company’s derivative contracts have been categorized as Level 2.

Transfers in or out of levels are recognized based on the beginning fair value of the period in which they occurred. There were no transfers of financial instruments between levels during the years ended December 31, 2014 and 2013.

Fair value measurements for those items measured on a recurring basis are summarized below as of December 31, 2014:

	Quoted
	Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable	Counter-
	Assets	Inputs	Inputs	Party	Total Fair
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Netting	Value
Assets
Financial instruments owned, at fair value:
Equity securities	$1,216,532	$17,166	$—	$—	$1,233,698
U.S. and non-U.S. government obligations	—	8,222	—	—	8,222
Exchange traded notes	65,684	—	—	—	65,684
Currency forwards	—	1,629,637	—	(1,629,629)	8
Options	—	321	—	—	321
	$1,282,216	$1,655,346	$—	$(1,629,629)	$1,307,933
Financial instruments owned, pledged as collateral:
Equity securities	$219,159	$—	$—	$—	$219,159
Exchange traded notes	17,216	—	—	—	17,216
	$236,375	$—	$—	$—	$236,375
Other Assets
Exchange stock	$8,205	$—	$—	$—	$8,205
	$8,205	$—	$—	$—	$8,205
Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equity securities	$859,835	$47,896	$—	$—	$907,731
U.S. and non-U.S. government obligations	21,107	—	—	—	21,107
Exchange traded notes	92,513	—	—	—	92,513
Currency forwards	—	1,645,820	—	(1,629,629)	16,191
Options	—	79	—	—	79
Interest rate swaps	—	12	—	—	12
	$973,455	$1,693,807	$—	$(1,629,629)	$1,037,633

Fair value measurements for those items measured on a recurring basis are summarized below as of December 31, 2013:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable	Counter-
	Assets	Inputs	Inputs	Party	Total Fair
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Netting	Value
Assets
Financial instruments owned, at fair value:
Equity securities	$1,307,528	$27,601	$—	$—	$1,335,129
U.S. government obligations	13,760	—	—	—	13,760
Exchange traded notes	21,817	—	—	—	21,817
Currency forwards	—	179,650	—	(163,070)	16,580
Options	—	948	—	—	948
	$1,343,105	$208,199	$—	$(163,070)	$1,388,234
Financial instruments owned, pledged as collateral:
Equity securities	$379,276	$—	$—	$—	$379,276
U.S. government obligations	1,965	—	—	—	1,965
Exchange traded notes	33,938	—	—	—	33,938
	$415,179	$—	$—	$—	$415,179
Other Assets
Exchange stock	$7,318	$—	$—	$—	$7,318
	$7,318	$—	$—	$—	$7,318
Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equity securities	$1,042,385	$3,883	$—	$—	$1,046,268
U.S. government obligations	198,464	—	—	—	198,464
Exchange traded notes	31,642	—	—	—	31,642
Currency forwards	—	163,070	—	(163,070)	—
Options	—	2,038	—	—	2,038
	$1,272,491	$168,991	$—	$(163,070)	$1,278,412

The Company adopted the guidance in ASU 2013‑01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities for periods beginning after January 1, 2013. This authoritative guidance requires companies to report disclosures of offsetting assets and liabilities.

The Company does not net securities borrowed and securities loaned, or securities purchased under agreements to resell and securities sold under agreements to repurchase. These securities are presented on a gross basis in the consolidated statements of financial condition. In the tables below, the amounts of financial instruments owned that are not offset in the consolidated statements of financial condition, but could be netted against financial liabilities with specific counterparties under legally enforceable master netting agreements in the event of default, including derivatives with clearing houses (options contracts) or over the counter currency forward contract counterparties, are presented to provide financial statement readers with the Company’s estimate of its net exposure to counterparties for these financial instruments.

The following tables set forth the netting of certain financial assets and financial liabilities as of December 31, 2014 and 2013, pursuant to the requirements of ASU 2011‑11 and ASU 2013‑01.

	December 31, 2014
				Gross Amounts Not
			Net Amounts of	Offset in the
		Gross Amounts	Assets Presented	Consolidated
		Offset in the	in the	Statement of
	Gross	Consolidated	Consolidated	Financial Condition
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral	Net
	Assets	Condition	Condition	Instruments	Received	Amount
Offsetting of Financial Assets:
Securities borrowed	$484,934	—	$484,934	$(477,559)	$—	$7,375
Securities purchased under agreements to resell	31,463	—	31,463	(31,463)	—	—
Trading assets, at fair value:
Currency forwards	1,629,637	(1,629,629)	8	—	—	8
Options	321	—	321	(76)	—	245
Total	$2,146,355	$(1,629,629)	$516,726	$(509,098)	$—	$7,628

			Net Amounts of	Gross Amounts Not
			Liabilities	Offset in the
		Gross Amounts	Presented	Consolidated
		Offset in the	in the	Statement of
	Gross	Consolidated	Consolidated	Financial Condition
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral	Net
	Liabilities	Condition	Condition	Instruments	Pledged	Amount
Offsetting of Financial Liabilities:
Securities loaned	$497,862	—	$497,862	$(490,768)	$(2,812)	$4,282
Securities sold under agreements to repurchase	2,006	—	2,006	(2,006)	—	—
Trading liabilities, at fair value:
Currency forwards	1,645,820	(1,629,629)	16,191	—	(16,191)	—
Options	79	—	79	(79)	—	—
Interest rate swaps	12	—	12	—	(12)	—
Total	$2,145,779	$(1,629,629)	$516,150	$(492,853)	$(19,015)	$4,282

	December 31, 2013
				Gross Amounts Not
			Net Amounts of	Offset in the
		Gross Amounts	Assets Presented	Consolidated
		Offset in the	in the	Statement of
	Gross	Consolidated	Consolidated	Financial Condition
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral	Net
	Assets	Condition	Condition	Instruments	Received	Amount
Offsetting of Financial Assets:
Securities borrowed	$708,103		$708,103	$(700,246)	$—	$7,857
Securities purchased under agreements to resell	162,608		162,608	(162,608)		—
Trading assets, at fair value:
Currency forwards	179,650	(163,070)	16,580	—	(16,580)	—
Options	948		948	(948)	—	—
Total	$1,051,309	$(163,070)	$888,239	$(863,802)	$(16,580)	$7,857

			Net Amounts of	Gross Amounts Not
			Liabilities	Offset in the
		Gross Amounts	Presented	Consolidated
		Offset in the	in the	Statement of
	Gross	Consolidated	Consolidated	Financial Condition
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral	Net
	Liabilities	Condition	Condition	Instruments	Pledged	Amount
Offsetting of Financial Liabilities:
Securities loaned	$1,029,312	—	$1,029,312	$(1,029,215)	$—	$97
Securities sold under agreements to repurchase	10,883	—	10,883	(10,883)	—	—
Trading liabilities, at fair value:
Currency forwards	163,070	(163,070)	—	—	—	—
Options	2,038	—	2,038	(2,027)	(11)	—
Total	$1,205,303	$(163,070)	$1,042,233	$(1,042,125)	$(11)	$97

Excluded from the fair value and offsetting tables above is net unsettled fair value on long and short futures contracts in the amounts of $46.4 million and $(27.3) million, which are included within receivables from broker‑dealers and clearing organizations as of December 31, 2014 and 2013, respectively, and $(3.6) million and $(3.4) million, which are included within payables to broker‑dealers and clearing organizations as of December 31, 2014 and 2013, respectively.